Common Stock, Warrants and Options (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Number Outstanding	5,050,000	5,050,000
Weighted average remaining contractual life (years)	2 years 10 months 17 days	3 years 10 months 17 days
Number Exercisable	5,050,000	5,050,000
Average instrinsic value
Weighted Average Exercise price 0.05 [Member]
Number Outstanding	5,050,000	5,050,000
Weighted average remaining contractual life (years)	2 years 10 months 17 days	3 years 10 months 17 days
Number Exercisable	5,050,000	5,050,000